INTEREST RATE SWAPS - Derivative asset and liability balances - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	Dec. 31, 2018	Mar. 31, 2018
Derivatives, Fair Value [Line Items]
Total derivative Asset	$ 0	$ 6,129,921
Total derivative liabilities	1,530,010	0
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	0	6,129,921
Derivative instruments in hedges, Liability , at fair value	1,530,010	0
Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	0	1,752,360
Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	0	4,377,561
Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, Liability , at fair value	630,432	0
Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, Liability , at fair value	$ 899,578	$ 0